Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	77,031
Number of shares options granted		1,500,000
Share based Payment arrangement, nonvested	$ 100,000	$ 100,000	$ 400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	10 months 10 days
The2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		437,500
Number of shares options granted		937,500
Share based Payment arrangement, nonvested		$ 100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 10 days
The2015 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchases interval period		6 months
Percentage of fair market value of Common stock		85.00%
Aggregate fair market value of common stock		$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee		12,500
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			241,719
Sale of shares cancelled for employees already purchased shares under plan		45,468
Share Based Compensation Arrangement by Share Based Payment Award Shares Resale by Employees		2,470
Repurchase and cancelation of common stock shares		39,467
Cost related to repurchase and cancelation of common stock shares		$ 270,000